Financial instruments - Summary of Sensitivity Analysis was Based on the Material Assets and Liabilities Exposed to Currencies Fluctuation (Detail)
£ in Thousands, R$ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 BRL (R$)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 CLP ($)	Dec. 31, 2025 COP ($)	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 CLP ($)	Dec. 31, 2024 COP ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cash and cash equivalents	$ 53,601						$ 33,418						$ 16,050	$ 26,519
Trade receivables	213,968						233,534
Derivative financial assets	187,064						28,747
Derivative financial liabilities	149,879						23,829
Commitment Subject To Possible Redemption	0						54,053						$ 187,356
Gross Obligation Under Put Option, Non Current	24,577						18,258
Consideration Payable On Acquisition, Current	118,459						101,986
Market Risk | Exchange Variation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cash and cash equivalents	4,795						2,912
Loan And Investments In Securities Current	2,722						267
Deposit From Client Funds	2,587						1,870
Trade receivables	9,436						7,371
Projects Advance	537						431
Deposit Guarantee On Lease Agreement	222						192
Loan And Investments In Securities Non Current	742						357
Investment fund receivable	228
Client Funds Payable	(2,587)						(1,870)
Lease liabilities	(1,862)						(1,642)
Suppliers And Occupancy Costs	(5,512)						(2,986)
Derivative financial assets	18,565						2,875
Derivative financial liabilities	(14,988)						(1,769)
Total of Loans	(40)						8
Gross Obligation Under Put Option, Non Current	(2,252)						1,576
Consideration Payable On Acquisition, Current	(14,135)						(15,585)
Contingent Consideration Payable On Acquisition	(3,391)						(3,863)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (4,933)						(9,856)
BRL - Brazilian Real | Market Risk
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cash and cash equivalents | R$		R$ 129,832						R$ 16,381
Loan And Investments In Securities Current | R$		93,147						9,015
Deposit From Client Funds | R$		0						0
Trade receivables | R$		366,100						280,434
Projects Advance | R$		24,911						15,075
Deposit Guarantee On Lease Agreement | R$		88						88
Loan And Investments In Securities Non Current | R$		9,607						6,540
Investment fund receivable | R$		0
Client Funds Payable | R$		0						0
Lease liabilities		(30,458)					(37,170)
Suppliers And Occupancy Costs | R$		(259,339)						(127,861)
Derivative financial assets | R$		1,021,493						178,011
Derivative financial liabilities | R$		(824,699)						(109,517)
Total of Loans		0					0
Gross Obligation Under Put Option, Non Current | R$		(123,904)						97,561
Consideration Payable On Acquisition, Current | R$		(388,294)						(443,089)
Contingent Consideration Payable On Acquisition | R$		R$ 0						R$ (44,673)
HKD - Hong Kong dollar | Market Risk
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cash and cash equivalents			$ 6,107						$ 8,165
Loan And Investments In Securities Current			0						0
Deposit From Client Funds			0						0
Trade receivables			0						1
Projects Advance			0						0
Deposit Guarantee On Lease Agreement			336						240
Loan And Investments In Securities Non Current			0						0
Investment fund receivable			0
Client Funds Payable			0						0
Lease liabilities			0				0
Suppliers And Occupancy Costs			(271)						(261)
Derivative financial assets			0						0
Derivative financial liabilities			0						0
Total of Loans			0				0
Gross Obligation Under Put Option, Non Current			0						0
Consideration Payable On Acquisition, Current			0						0
Contingent Consideration Payable On Acquisition			$ 0						$ 0
CLP - Chilean Peso | Market Risk
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cash and cash equivalents				$ 10,682,087						$ 5,801,886
Loan And Investments In Securities Current				804,002						1,211,133
Deposit From Client Funds				23,347,795						18,612,153
Trade receivables				11,401,065						10,655,062
Projects Advance				224,938						957,783
Deposit Guarantee On Lease Agreement				1,212,992						1,187,614
Loan And Investments In Securities Non Current				481,354						575,532
Investment fund receivable				2,060,675
Client Funds Payable				(23,347,795)						(18,612,153)
Lease liabilities				(3,002,414)			(3,639,862)
Suppliers And Occupancy Costs				(1,444,443)						(2,133,015)
Derivative financial assets				0						0
Derivative financial liabilities				0						0
Total of Loans				(106)			100
Gross Obligation Under Put Option, Non Current				0						0
Consideration Payable On Acquisition, Current				0						0
Contingent Consideration Payable On Acquisition				$ 0						$ 0
COP - Colombian Peso | Market Risk
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cash and cash equivalents					$ 11,298,921						$ 38,227,167
Loan And Investments In Securities Current					35,544,150						595
Deposit From Client Funds					0						0
Trade receivables					17,387,010						11,129,539
Projects Advance					1,125,556						1,659,138
Deposit Guarantee On Lease Agreement					104,959						149,008
Loan And Investments In Securities Non Current					7,295,837						7,891,367
Investment fund receivable					0
Client Funds Payable					0						0
Lease liabilities					(5,652,410)		(5,710,950)
Suppliers And Occupancy Costs					(2,142,549)						(4,788,674)
Derivative financial assets					0						0
Derivative financial liabilities					0						0
Total of Loans					(1,500,227)		341,037
Gross Obligation Under Put Option, Non Current					0						0
Consideration Payable On Acquisition, Current					(133,897,759)						(121,147,698)
Contingent Consideration Payable On Acquisition					$ (18,288,540)						$ (26,817,201)
GBP - Pound Sterling | Market Risk
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cash and cash equivalents | £						£ 5,446						£ 8,711
Loan And Investments In Securities Current | £						0						0
Deposit From Client Funds | £						0						0
Trade receivables | £						7,866						12,122
Projects Advance | £						221						413
Deposit Guarantee On Lease Agreement | £						589						514
Loan And Investments In Securities Non Current | £						2,381						118
Investment fund receivable | £						0
Client Funds Payable | £						0						0
Lease liabilities						(6,139)	(4,358)
Suppliers And Occupancy Costs | £						(4,300)						(4,749)
Derivative financial assets | £						0						0
Derivative financial liabilities | £						0						0
Total of Loans						0	$ 0
Gross Obligation Under Put Option, Non Current | £						0						0
Consideration Payable On Acquisition, Current | £						(26,273)						(45,319)
Contingent Consideration Payable On Acquisition | £						(21,579)						£ (20,206)
Other Currency [Member] | Market Risk
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cash and cash equivalents | £						4,679
Loan And Investments In Securities Current | £						0
Deposit From Client Funds | £						0
Trade receivables | £						0
Projects Advance | £						0
Deposit Guarantee On Lease Agreement | £						0
Loan And Investments In Securities Non Current | £						0
Investment fund receivable | £						0
Client Funds Payable | £						0
Lease liabilities | £						0
Suppliers And Occupancy Costs | £						0
Derivative financial assets | £						0
Derivative financial liabilities | £						0
Total of Loans | £						0
Gross Obligation Under Put Option, Non Current | £						0
Consideration Payable On Acquisition, Current | £						0
Contingent Consideration Payable On Acquisition | £						£ 0